Secured Debt and Credit Facilities, Revolving Credit Facility (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum	Dec. 31, 2011 Line of Credit	Dec. 31, 2011 Letter of Credit	Sep. 30, 2011 Additional line of credit capacity allowed	Dec. 31, 2011 Amended and Current Revolving Credit Facility	Sep. 30, 2011 Amended and Current Revolving Credit Facility	Sep. 30, 2011 Then Existing Revolving Credit Facility
Line of Credit Facility
Maximum Borrowing Capacity				$ 60,000,000	$ 350,000,000	$ 300,000,000	$ 300,000,000	$ 200,000,000
Percentage of eligible accounts receivable for borrowing base			85.00%
Percentage of eligible inventory for borrowing base			65.00%
Percentage of net orderly liquidation value of eligible inventory			85.00%
Percent of eligible machinery and equipment for borrowing base			85.00%
Available borrowing capacity	260,500,000	30,000,000
Remaining available borrowing capacity	251,600,000
Outstanding Line of Credit			$ 0	$ 8,900,000
Interest On Line Of Credit	4.00%
Fixed charge coverage ratio to be maintained on a consolidated basis	1.1:1.0